Critical Accounting Estimates and Judgments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property and equipment	[1]	$ 0	$ 0	$ 65
Recoverable amount of asset				$ 51

[1]	The impairment loss for the year ended December 31, 2019 resulted from the decrease in volume of passengers in our ferry operations. For details refer to Note 3(d).